Income Taxes - Schedule of Reconciled to the (Loss) Income Before Income Tax (Parentheticals) (Details)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Reconciled to the (Loss) Income Before Income Tax [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%